UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      5/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      252,874
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     7912   604855 SH       SOLE                 604855      0    0
Aircastle Ltd                  COM            g0129k104     7817   825440 SH       SOLE                 825440      0    0
AmeriServ Financial Inc        COM            03074A102     1418   849277 SH       SOLE                 849277      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     9148   280700 SH       SOLE                 280700      0    0
ArvinMeritor Inc               COM            043353101     6755   506020 SH       SOLE                 506020      0    0
Brown Shoe Company             COM            115736100    10798   697570 SH       SOLE                 697570      0    0
Brunswick Corp                 COM            117043109     4516   282760 SH       SOLE                 282760      0    0
Bunge Ltd                      COM            G16962105     2339    37955 SH       SOLE                  37955      0    0
CNA Financial Corp             COM            126117100     9005   337030 SH       SOLE                 337030      0    0
Cabela's Inc                   COM            126804301     5869   335582 SH       SOLE                 335582      0    0
Celestica Inc                  COM            15101Q108     5125   468918 SH       SOLE                 468918      0    0
Charming Shoppes Inc           COM            161133103    13894  2544670 SH       SOLE                2544670      0    0
Chiquita Brands Intl Inc       COM            170032809     9305   591571 SH       SOLE                 591571      0    0
Covenant Transport Group Inc   COM            22284P105     2339   387930 SH       SOLE                 387930      0    0
Flexsteel Industries Inc       COM            339382103     4101   301736 SH       SOLE                 301736      0    0
Furniture Brands Intl Inc      COM            360921100     8026  1248276 SH       SOLE                1248276      0    0
Global Industries Ltd          COM            379336100     6944  1081620 SH       SOLE                1081620      0    0
Goodyear Tire & Rubber Co      COM            382550101     6192   489870 SH       SOLE                 489870      0    0
Group 1 Automotive Inc         COM            398905109     6812   213825 SH       SOLE                 213825      0    0
Mirant Corporation             COM            60467r100     4283   394400 SH       SOLE                 394400      0    0
Navigators Group Inc           COM            638904102     5915   150403 SH       SOLE                 150403      0    0
Navistar Intl Corp             COM            63934E108    10756   240465 SH       SOLE                 240465      0    0
Newpark Resources Inc          COM            651718504     7814  1488370 SH       SOLE                1488370      0    0
OfficeMax Incorporated         COM            67622P101    10412   634080 SH       SOLE                 634080      0    0
Overseas Shipholding Group Inc COM            690368105     5563   141815 SH       SOLE                 141815      0    0
PMA Capital Corp               COM            693419202     6976  1136133 SH       SOLE                1136133      0    0
PolyOne Corporation            COM            73179P106     6541   638798 SH       SOLE                 638798      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     9804   297170 SH       SOLE                 297170      0    0
SUPERVALU INC                  COM            868536103    10259   615020 SH       SOLE                 615020      0    0
Sanmina-SCI Corp               COM            800907206     7530   456376 SH       SOLE                 456376      0    0
Star Bulk Carriers Corp        COM            y8162k105     4889  1680062 SH       SOLE                1680062      0    0
Stewart Information Services C COM            860372101     8213   595177 SH       SOLE                 595177      0    0
Tesoro Corporation             COM            881609101     5202   374232 SH       SOLE                 374232      0    0
Union Drilling Inc             COM            90653P105     5612   911011 SH       SOLE                 911011      0    0
United Rentals Inc             COM            911363109     8345   889630 SH       SOLE                 889630      0    0
Valero Energy Corp             COM            91913y100     4047   205417 SH       SOLE                 205417      0    0
Virco Mfg Corp                 COM            927651109     2398   629425 SH       SOLE                 629425      0    0


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